Supplement to
Fidelity's Michigan
Municipal Funds
February 28, 2004
Prospectus

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 16.

Spartan Michigan Municipal Income will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 16.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 17.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features and Policies" in the "Shareholder Information" section on page 19.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Michigan Municipal Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

MIS/MIF-04-04 August 1, 2004
1.475738.115

Supplement to the
Spartan® Municipal Funds
February 28, 2004
Prospectus

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 14.

Each fund will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 15.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features and Policies" in the "Shareholder Information" section on page 16.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Municipal Income and Spartan Intermediate Municipal Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

LIM/HIY-04-03 August 1, 2004
1.482103.116

Supplement to the
Spartan® Short-Intermediate Municipal
Income Fund
February 28, 2004
Prospectus

The following information replaces the second paragraph under the "Selling Shares" section beginning on page 12.

The fund will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The following information replaces the bullet under the "Selling Shares" section on page 14.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following table replaces the similar table in the "Features" section on page 15.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

STM-04-02 August 1, 2004
1.478063.111

Supplement to the
Spartan® Minnesota Municipal Income Fund
February 28, 2004
Prospectus

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 13.

The fund will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 14.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features and Policies" in the "Shareholder Information" section on page 15.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Minnesota Municipal Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

MNF-04-04 August 1, 2004
1.479537.109

Supplement to the
Fidelity's Ohio Municipal Funds
February 28, 2004
Prospectus

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 16.

Spartan Ohio Municipal Income will deduct a 0.50% short-term trading fee from the redemption amount (or, if available, from your account if you have written a check) if you sell your shares or your shares are redeemed for failure to maintain the balance minimum after holding them less than 30 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 16.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, your request must be made in writing and include a signature guarantee if any of the following situations apply:

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 17.

  If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, the NAV and any applicable short-term trading fee will be determined on the date the check is received. If the amount of the check, plus any applicable fees, is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.

The following information replaces similar information found under the heading "Features and Policies" in the "Shareholder Information" section on page 18.

Checkwriting

  To sell Fidelity fund shares from your Fidelity mutual fund account (for Spartan Ohio Municipal Income, only if checkwriting was set up on your account prior to July 31, 2004) or withdraw money from your Fidelity brokerage account.

OFS/OFR-04-04 August 1, 2004
1.475823.114